Derivative Financial Instruments (Notional and Fair Value Amounts of Derivative Instruments Outstanding) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2016	Mar. 31, 2015
Derivatives, Fair Value [Line Items]
Notional amount	[1]	¥ 1,216,037	¥ 1,265,644
Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	1,066,252	1,115,149
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	141,517	142,428
Equity-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	3,115	2,767
Credit-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	4,826	4,967
Other contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	327	333
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	22	3
Fair value of derivative payables	[2]	1	25
Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	4	3
Fair value of derivative payables	[2]	1	3
Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	18
Fair value of derivative payables	[2]		22
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	14,902	13,491
Fair value of derivative payables	[2]	14,480	13,246
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	11,522	9,612
Fair value of derivative payables	[2]	11,269	9,374
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	3,126	3,602
Fair value of derivative payables	[2]	2,979	3,604
Not Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	152	197
Fair value of derivative payables	[2]	140	199
Not Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	43	42
Fair value of derivative payables	[2]	37	36
Not Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	59	38
Fair value of derivative payables	[2]	¥ 55	¥ 33

[1]	Notional amount includes the sum of gross long and gross short third-party contracts.
[2]	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.